Financial Risk Management Policy - Concentration of credit risk, Liquidity Risk and Interest Rate Risk (Details) € in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2018 EUR (€)	Dec. 31, 2021 EUR (€) item	Dec. 31, 2021 USD ($) item	Oct. 31, 2021 EUR (€) item	Oct. 31, 2021 USD ($) item	Oct. 05, 2021 EUR (€)	Oct. 05, 2021 USD ($)	Dec. 31, 2020 EUR (€)	May 07, 2020 USD ($)	May 06, 2020 USD ($)	Nov. 15, 2019 EUR (€) item	Nov. 15, 2019 USD ($) item	Apr. 18, 2017 EUR (€)
Financial Risk Management Policy
Number of bonds issued | item		2	2
Cash position		€ 655,493						€ 579,647
Trade receivables, Collection period		30 days
Senior Debt
Financial Risk Management Policy
Amount of borrowings refinanced											€ 5,800,000
Senior Secured Notes
Financial Risk Management Policy
Principal amount											€ 1,675,000
Number of bonds issued | item											2	2
Senior Unsecured Notes
Financial Risk Management Policy
Principal amount													€ 1,000,000
Senior Unsecured Notes, Tranche one
Financial Risk Management Policy
Principal amount		€ 1,400,000				€ 1,400,000
Senior Unsecured Notes, Tranche one | Euros
Financial Risk Management Policy
Principal amount						€ 1,400,000
Senior Unsecured Notes, Tranche two
Financial Risk Management Policy
Principal amount | $			$ 705				$ 705
Revolving Credit Facility, Maturing in 2025
Financial Risk Management Policy
Maximum borrowing capacity | $										$ 500
Carrying amount | $			330
Revolving Credit Facility, Maturing in 2025 | Maximum
Financial Risk Management Policy
Maximum borrowing capacity | $									$ 1,000
Senior notes
Financial Risk Management Policy
Principal amount		4,697,462						2,675,000
EIB Loan
Financial Risk Management Policy
Carrying amount		180,625						212,500
EIB Loan, Maturing in 2028
Financial Risk Management Policy
Principal amount	€ 85,000
Debt term	10 years
Grace period	2 years
Liquidity risk
Financial Risk Management Policy
Number of bonds issued | item				2	2
Cash position		655,493						579,647
Unused credit facility		621,989						922,553
Liquidity risk | Term Loan B
Financial Risk Management Policy
Principal amount											€ 1,360,000	$ 2,500
Liquidity risk | Senior Secured Notes
Financial Risk Management Policy
Principal amount											€ 1,675,000
Liquidity risk | Senior Unsecured Notes, Tranche one
Financial Risk Management Policy
Principal amount				€ 1,400,000	$ 705
Liquidity risk | Senior Unsecured Notes, Tranche two
Financial Risk Management Policy
Principal amount | $			$ 705
Liquidity risk | Revolving Credit Facility, Maturing in 2025
Financial Risk Management Policy
Unused credit facility		534,429						817,394
Liquidity risk | Revolving Credit Facility, Maturing in 2025 | Maximum
Financial Risk Management Policy
Maximum borrowing capacity | $												$ 500
Liquidity risk | EIB Loan
Financial Risk Management Policy
Carrying amount		€ 180,625						€ 212,500
Liquidity risk | EIB Loan, Maturing in 2028
Financial Risk Management Policy
Principal amount	€ 85,000
Debt term	10 years
Grace period	2 years
Interest rate risk | Senior Debt | Euros
Financial Risk Management Policy
Percentage of total senior debt in euros of the Group's total senior debt		38.00%	38.00%					40.00%
Interest rate risk | Senior notes
Financial Risk Management Policy
Principal amount		€ 4,878,000
Interest rate risk | Senior notes | Euros
Financial Risk Management Policy
Percentage of fixed rate interest debt of the total debt		60.00%	60.00%					46.00%
Currency risk | Currency swaps
Financial Risk Management Policy
Exposure to risk | $			$ 500
Currency risk | Euros
Financial Risk Management Policy
Exposure to risk		€ 159,840						€ 190,824